Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2019
Document Effective Date	Aug. 01, 2019
Prospectus Date	Aug. 01, 2019
KraneShares Asia Robotics and Artificial Intelligence Index ETF (Prospectus Summary) | KraneShares Asia Robotics and Artificial Intelligence Index ETF | KraneShares Asia Robotics and Artificial Intelligence Index ETF
Risk/Return:
Trading Symbol	KBOT
KraneShares Bosera MSCI China A Share ETF (Prospectus Summary) | KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Risk/Return:
Trading Symbol	KBA
KraneShares CCBS China Corporate High Yield Bond USD Index ETF (Prospectus Summary) | KraneShares CCBS China Corporate High Yield Bond USD Index ETF | KraneShares CCBS China Corporate High Yield Bond USD Index ETF
Risk/Return:
Trading Symbol	KCCB
KraneShares CICC China Leaders 100 Index ETF (Prospectus Summary) | KraneShares CICC China Leaders 100 Index ETF | KraneShares CICC China Leaders 100 Index ETF
Risk/Return:
Trading Symbol	KFYP
KraneShares CSI China Internet ETF (Prospectus Summary) | KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF
Risk/Return:
Trading Symbol	KWEB
KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF (Prospectus Summary) | KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF
Risk/Return:
Trading Symbol	KBND
KraneShares E Fund China Commercial Paper ETF (Prospectus Summary) | KraneShares E Fund China Commercial Paper ETF | KraneShares E Fund China Commercial Paper ETF
Risk/Return:
Trading Symbol	KCNY
KraneShares Electric Vehicles and Future Mobility Index ETF (Prospectus Summary) | KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF
Risk/Return:
Trading Symbol	KARS
KraneShares Emerging Markets Consumer Technology Index ETF (Prospectus Summary) | KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF
Risk/Return:
Trading Symbol	KEMQ
KraneShares Emerging Markets Healthcare Index ETF (Prospectus Summary) | KraneShares Emerging Markets Healthcare Index ETF | KraneShares Emerging Markets Healthcare Index ETF
Risk/Return:
Trading Symbol	KMED
KraneShares MSCI All China Consumer Discretionary Index ETF (Prospectus Summary) | KraneShares MSCI All China Consumer Discretionary Index ETF | KraneShares MSCI All China Consumer Discretionary Index ETF
Risk/Return:
Trading Symbol	KBUY
KraneShares MSCI All China Consumer Staples Index ETF (Prospectus Summary) | KraneShares MSCI All China Consumer Staples Index ETF | KraneShares MSCI All China Consumer Staples Index ETF
Risk/Return:
Trading Symbol	KSTP
KraneShares MSCI All China Health Care Index ETF (Prospectus Summary) | KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF
Risk/Return:
Trading Symbol	KURE
KraneShares MSCI All China Index ETF (Prospectus Summary) | KraneShares MSCI All China Index ETF | KraneShares MSCI All China Index ETF
Risk/Return:
Trading Symbol	KALL
KraneShares MSCI China A Hedged Index ETF (Prospectus Summary) | KraneShares MSCI China A Hedged Index ETF | KraneShares MSCI China A Hedged Index ETF
Risk/Return:
Trading Symbol	KBAH
KraneShares MSCI China Environment Index ETF (Prospectus Summary) | KraneShares MSCI China Environment Index ETF | KraneShares MSCI China Environment Index ETF
Risk/Return:
Trading Symbol	KGRN
KraneShares MSCI Emerging Markets ex China Index ETF (Prospectus Summary) | KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF
Risk/Return:
Trading Symbol	KEMX
KraneShares MSCI One Belt One Road Index ETF (Prospectus Summary) | KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF
Risk/Return:
Trading Symbol	OBOR